Cover	Dec. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 20, 2024
Entity File Number	333-282976
Entity Registrant Name	Acuren Corporation
Entity Central Index Key	0002032966
Entity Tax Identification Number	66-1076867
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14434 Medical Complex Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Tomball
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77377
City Area Code	800
Local Phone Number	218-7450
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false